Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	¥ 9,873	$ 1,405	¥ 16,205
Operating lease liabilities, current	1,247	177	1,843
Operating lease liabilities, non-current	¥ 2,362	$ 336	¥ 4,137
Weighted average remaining lease terms	2 years 4 months 13 days	2 years 4 months 13 days	3 years 2 months 19 days
Weighted average discount rate	4.62%	4.62%	4.64%